Notes Payable, Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes payable, related party principal	$ 5,372,743	$ 5,372,743
Notes payable, related party debt discount	0	0
Notes payable, related party accrued interest	1,859,977	1,171,782
Notes payable, related party interest expense	$ 688,195	$ 787,586